Income tax (Movement of the Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax
Beginning balance	¥ 18,169	¥ 19,686
Additions	28,134	3,236
Reversals	(7,987)	(4,753)
Ending balance	¥ 38,316	¥ 18,169